Warrant Liabilities - Summary of Black-Scholes Option-Pricing Model Inputs and Assumption (Detail) - Warrants [Member]	Mar. 31, 2022 $ / shares yr	Dec. 31, 2021		Nov. 29, 2021	Aug. 13, 2021
Share price at date of valuation [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		6.18			6.9
Share price at date of valuation [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		6.18		5.7
Exercise price of warrant [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		8.74			8.74
Exercise price of warrant [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		6.04		6.05
Risk free rate [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	2.34	0.88			0.43
Risk free rate [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		1.25			1.18
Expected life (years) [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	2.37	2.62			3
Expected life (years) [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		4.92		5
Expected volatility [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	42	45			71.5
Expected volatility [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		45			45
Fair value per warrant [Member] | 2021 Debentures [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.56	0.89	[1]		2.82	[1]
Fair value per warrant [Member] | US$ equity financing [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.73	2.53		2.19

[1]	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.